SCHEDULE OF OPTION ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, Outstanding Beginning	6,000,000	3,850,000	2,900,000
Weighted Average Exercise Price Outstanding Beginning	$ 0.34	$ 0.41	$ 0.43
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 4 months 20 days	3 years 10 months 17 days	4 years 3 months 18 days	3 years 4 months 6 days
Number of Options, Granted		3,450,000	3,150,000
Weighted Average Exercise Price Warrants Granted		$ 0.13	$ 0.30
Number of Options, Exercised		(1,300,000)	(1,000,000)
Weighted Average Exercise Price Warrants Exercised		$ (0.00)	$ (0.05)
Number of Options, Forfeit/Canceled			1,200,000
Weighted Average Exercise Price Forfeit/Canceled			$ 0.58
Number of Options, Outstanding Ending	6,000,000	6,000,000	3,850,000	2,900,000
Weighted Average Exercise Price Outstanding Ending	$ 0.34	$ 0.34	$ 0.41	$ 0.43
Number of Options, Exercisable Ending	5,328,126	4,521,875	1,487,500
Options Granted, Weighted Average Remaining Contractual Life		5 years	3 years 5 months 4 days
Weighted Average Exercise Price Warrants Exercised		$ 0.00	$ 0.05
Options Exercised, Weighted Average Remaining Contractual Life		5 years	1 year
Number of Options, Forfeit/Canceled			(1,200,000)
Options Forfeit/Canceled, Weighted Average Remaining Contractual Life			6 months